Investments	12 Months Ended
Dec. 31, 2013
Investments
Investments

Note 2

Investments

All of Seaboard’s available-for-sale and trading securities are classified as current assets, as they are readily available to support Seaboard’s current operating needs.  At December 31, 2013 and 2012, amortized cost and estimated fair market value were not materially different for these investments. At December 31, 2013 and 2012, money market funds included $16,144,000 and $2,441,000 denominated in Canadian dollars, respectively, and $11,715,000 and $6,437,000 denominated in Euros, respectively.

The following is a summary of the amortized cost and estimated fair value of short-term investments for both available for sale and trading securities at December 31, 2013 and 2012:

	2013		2012
	Amortized	Fair	Amortized	Fair
(Thousands of dollars)	Cost	Value	Cost	Value
Money market funds	$ 88,430	$ 88,430	$ 126,537	$ 126,537
Corporate bonds	69,591	70,258	67,275	69,214
U.S. Government agency securities	27,299	27,147	23,647	23,775
Emerging markets debt mutual fund	17,693	16,941	17,693	18,734
Asset backed debt securities	8,446	8,477	12,180	12,238
Collateralized mortgage obligations	7,597	7,600	15,059	15,162
U.S. Treasury securities	5,258	5,223	17,165	17,169
Total available-for-sale short-term investments	224,314	224,076	279,556	282,829
High yield trading debt securities	49,352	50,428	21,839	23,406
Money market funds held in trading accounts	11,033	11,033	-	-
Emerging markets trading debt mutual fund	3,202	2,858	3,046	3,237
Emerging markets trading debt securities	1,300	1,336	2,361	2,600
Other trading investments	841	918	1,262	1,307
Total short-term investments	$ 290,042	$ 290,649	$ 308,064	$ 313,379

The following table summarizes the estimated fair value of fixed rate securities designated as available-for-sale, classified by the contractual maturity date of the security as of December 31, 2013:

(Thousands of dollars)	2013
Due within one year	$ 4,605
Due after one year through three years	37,111
Due after three years	58,768
Total fixed rate securities	$100,484

In addition to its short-term investments, Seaboard also has trading securities related to Seaboard’s deferred compensation plans classified in other current assets on the Consolidated Balance Sheets. See Note 9 for information on the types of trading securities held related to the deferred compensation plans and Note 10 for a discussion of assets held in conjunction with investments related to Seaboard’s defined benefit pension plan.